PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
PARENT ONLY FINANCIAL INFORMATION [Abstract]
PARENT ONLY FINANCIAL INFORMATION
17	PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company financial information of Tarena International.

Condensed Balance Sheets

	December 31,
	2015	2016
	RMB	RMB
ASSETS
Current assets:
Cash	6,275	43,770
Time deposits	397,388	242,795
Restricted time deposits	150,000	—
Prepaid expenses and other current assets	10,843	1,855
Total current assets	564,506	288,420
Investments and loans to subsidiaries	786,264	1,316,552
Total assets	1,350,770	1,604,972
LIABILITIESAND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	6,522	3,409
Total current liabilities	6,522	3,409
Other non-current liabilities	5,634	3,343
Total liabilities	12,156	6,752

Commitments and contingencies	—	—

Shareholders’ equity:
Class A ordinary shares (US$0.001 par value,860,000,000 shares authorized, 44,914,538 and 48,735,228 shares issued, 43,988,425 and 47,160,248 shares outstanding as of December 31, 2015 and 2016, respectively)	276	302
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 10,574,896 shares and 8,895,249 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	98	86
Treasury shares (926,113 and 1,574,980 class A ordinary shares as of December 31, 2015 and 2016, respectively, at cost)	(49,355)	(93,761)
Additional paid-in capital	907,018	995,216
Accumulated other comprehensive income	30,232	58,204
Retained earnings	450,345	638,173
Total shareholders’ equity	1,338,614	1,598,220
Total liabilities and shareholders’ equity	1,350,770	1,604,972

Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
General and administrative expenses	(1,047)	(4,241)	(4,477)
Operating loss	(1,047)	(4,241)	(4,477)
Equity in income of subsidiaries	129,811	194,914	253,396
Foreign currency exchange gains (loss)	7,251	(31,923)	(4,753)
Interest income	14,059	17,610	8,027
Loss on foreign currency forward contract	—	—	(12,898)
Other income	1,776	2,400	2,559

Income before income taxes	151,850	178,760	241,854
Income tax expense	—	—	—

Net income	151,850	178,760	241,854
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax	(2,896)	34,748	22,972
Unrealized holding gains on available for sale securities, net of RMB42 income taxes	—	—	5,235
Less: reclassification adjustment for gains on available for sale securities realized in net income, net of RMB42 income taxes	—	—	(235)
Comprehensive income	148,954	213,508	269,826

Condensed Statements of Cash Flows

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Operating activities:
Net cash provided by (used in) operating activities	19,036	9,770	(10,272)

Investing activities:
Purchase of time deposits	(569,312)	(588,426)	(298,688)
Proceeds from maturity of time deposits	3,071	603,501	620,607
Investments made to subsidiaries	(104,662)	—	(198,137)

Net cash provided by (used in) investing activities	(670,903)	15,075	123,782

Financing activities:

Advances from a related party	—	1,432	—
Repayment of advances from a related party	—	(1,432)	—
Issuance of Class A ordinary shares upon the IPO	592,161	—	—
Issuance of Class A ordinary shares in private placement concurrent with the IPO	83,052	—	—
Issuance of Class A ordinary shares in connection with exercise of share options	1,518	22,456	20,388
Payment of dividends	—	—	(54,026)
Repurchase of treasury shares	—	(49,355)	(44,406)
Payment of IPO costs	(17,228)	—	—

Net cash provided by (used in) financing activities	659,503	(26,899)	(78,044)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(27)	398	2,029
Net increase (decrease) in cash and cash equivalents	7,609	(1,656)	37,495
Cash and cash equivalents at beginning of year	322	7,931	6,275
Cash and cash equivalents at end of year	7,931	6,275	43,770

Non-cash investing and financing activities:
Conversion of Series A convertible redeemable preferred shares to Class B ordinary shares	3,648	—	—
Conversion of Series B convertible redeemable preferred shares to Class B ordinary shares	107,994	—	—
Conversion of Series C convertible redeemable preferred shares to Class B ordinary shares	592,849	—	—